Stock Offering and Stock Repurchase Plans - Additional Information (Detail) (USD $)	12 Months Ended			15 Months Ended	27 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2014	Dec. 02, 2013	Mar. 23, 2012
Equity [Abstract]
Common Stock held in Trust	$ 50,916,250				$ 50,916,250
Common Stock held In Trust, percent	70.00%				70.00%
Stock Repurchase Program, number of shares authorized to be repurchased						762,640	802,780
Stock Repurchase Program, percentage of shares authorized to be repurchased						5.00%	5.00%
Stock Repurchase Program, number of shares repurchased	331,680			471,100	802,780
Stock Repurchase Program, total cost of shares repurchased	3,434,000			4,654,000	8,088,000
Stock Repurchase Program, average cost per share of shares repurchased	$ 10.35			$ 9.88	$ 10.07
Stock Repurchase Program, total cost to repurchase	700,000
Stock Repurchase Program, shares repurchased, average cost per share	$ 11.13
Stock Repurchase Program, number of shares repurchased	62,900				62,900
Dividends, cash, waived			7,187,000
Dividends, cash	$ 0	$ 0	$ 450,000